Financial risk management - Liquidity risk (Details) - GBP (£)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Details of liquidity risk
Cash and cash equivalents	£ 121,223,000	£ 110,658,000	£ 51,539,000	£ 307,637,000
Within 1 year
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	320,457,000	239,066,000
Financial liabilities, undiscounted cash flows	319,163,000	240,851,000
Within 1 year | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	198,693,000	160,375,000
Within 1 year | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	120,091,000	77,203,000
Within 1 year | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	1,673,000	1,488,000
Within 1 year | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		1,793,000
Within 1 year | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(1,294,000)	(8,000)
Between 1 and 2 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	76,592,000	58,933,000
Financial liabilities, undiscounted cash flows	75,256,000	60,640,000
Between 1 and 2 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	56,418,000	41,794,000
Between 1 and 2 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	19,660,000	16,646,000
Between 1 and 2 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	514,000	493,000
Between 1 and 2 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		1,707,000
Between 1 and 2 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(1,336,000)
Between 2 and 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	107,521,000	73,537,000
Financial liabilities, undiscounted cash flows	107,458,000	75,244,000
Between 2 and 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	49,294,000	27,908,000
Between 2 and 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	57,979,000	45,142,000
Between 2 and 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	248,000	487,000
Between 2 and 5 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		1,707,000
Between 2 and 5 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(63,000)
Later than 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	555,965,000	493,625,000
Financial liabilities, undiscounted cash flows	555,965,000	493,625,000
Later than 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	552,422,000	489,983,000
Later than 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	£ 3,543,000	£ 3,642,000